Share Capital - Schedule of Outstanding RSUs (Details) - Restricted Stock Units [Member]		12 Months Ended
	Jan. 24, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding RSUs [Line Items]
Number of RSUs, Balance at beginning	231		318
Number of RSUs, Granted		12,050	959
Number of RSUs, Exercised		(12,050)	(578)
Number of RSUs, Balance at ending